Income Taxes - Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 96	$ 103
Stock-based compensation	16	20
Compensation and benefits - other	5	5
Deferred rent	20	21
Other	73	59
Total deferred tax assets	210	208
Less valuation allowance	(75)	(77)
Net deferred tax assets	135	131
Deferred tax liabilities
Property, plant and equipment	256	276
Licenses/intangibles	207	192
Partnership investments	133	123
Other	49	0
Total deferred tax liabilities	645	591
Net deferred income tax liability	510	460
Deferred income tax liability, net
Deferred tax liabilities
Net deferred income tax liability	510	461
Other assets and deferred charges
Deferred tax liabilities
Net deferred income tax liability	$ 0	$ (1)